SCHEDULE OF ESTIMATING FAIR VALUE OF WARRANTS (Details)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	4.2	3.88	4.41	3.11
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		8.46	2.00	2.5
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		163.0	95.0	95.0
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0	0.00	0.00	0.0